CONSOLIDATED STATEMENT OF CHANGES IN EQUITY € in Millions, $ in Millions		Total USD ($)	Share capital USD ($)	Share premium USD ($)	Capital contribution USD ($)	Foreign currency translation reserve USD ($)	Cash flow hedge reserve USD ($)	Cost of hedging reserve USD ($)	Retained earnings USD ($)	Non-controlling interests USD ($)	EUR (€)	USD ($)
Beginning balance at Dec. 31, 2016		$ (2,182)		$ 274	$ 485	$ 189	$ (37)		$ (3,093)	$ 3		$ (2,179)
Profit/(loss) for the year		63							63		€ 54	63
Other comprehensive income/(expense)		(130)				(178)	5		43			(130)
Share re-organization			$ 23	(23)
Share issuance		323		323								323
Conversion of related party loan		716		716								716
Dividends paid		(165)							(165)			(165)
Non-controlling interest in disposed business										(2)		(2)
Ending balance at Dec. 31, 2017		(1,375)	23	1,290	485	11	(32)		(3,152)	1		(1,374)
Profit/(loss) for the year											(83)	(94)
Ending balance at Dec. 31, 2018		(1,510)	23	1,292	485	86	(72)	$ 31	(3,355)	1		(1,509)
Beginning balance at Jan. 02, 2018	[1]	(1,360)	23	1,290	485	11	(48)	18	(3,139)	1		(1,359)
Profit/(loss) for the year		(94)							(94)			(94)
Other comprehensive income/(expense)		84				75	(14)	13	10			84
Hedging losses transferred to cost of inventory		(10)					(10)					(10)
Share issuance		2		2								2
Dividends paid		(132)							(132)			(132)
Ending balance at Dec. 31, 2018		(1,510)	23	1,292	485	86	(72)	31	(3,355)	1		(1,509)
Profit/(loss) for the year											€ 1,327	1,458
Ending balance at Dec. 31, 2019		(216)	23	1,292	485	165	(11)	11	(2,181)	1		(215)
Beginning balance at Jan. 02, 2019	[2]	(1,556)	23	1,292	485	86	(72)	31	(3,401)	1		(1,555)
Profit/(loss) for the year		1,458							1,458			1,458
Other comprehensive income/(expense)		(29)				52	45	(20)	(106)			(29)
Hedging losses transferred to cost of inventory		16					16					16
Recycle to income statement on disposal of subsidiary		27				27						27
Dividends paid		(132)							(132)			(132)
Ending balance at Dec. 31, 2019		$ (216)	$ 23	$ 1,292	$ 485	$ 165	$ (11)	$ 11	$ (2,181)	$ 1		$ (215)

[1]	(i) Retained earnings at January 1, 2018 were re-presented by $13 million reflecting $20 million in respect of the impact of the adoption of IFRS 15 “Revenue from contracts with customers”, partly offset by $7 million in respect of the adoption of IFRS 9 “Financial instruments”. Further, following the adoption of IFRS 9 “Financial instruments”, the cash flow hedge reserve was re-presented by $16 million, and cost of hedging reserve was re-presented to $18 million.
[2]	(ii) Retained earnings at January 1, 2019 have been re-presented by $46 million reflecting the impact of the adoption of IFRS 16 ‘Leases’. Please refer to Note 2 for further details in respect of the impact of this recently adopted accounting standard